MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS
22.	MAJOR CUSTOMERS

The Group primarily sells to customers located in China/Hong Kong.

The following table summarizes net revenues and accounts receivable for customers, which accounted for 10% or more of the Group's net revenues and accounts receivable:

	Net revenues
	Year ended December 31,
	2009	2010	2011

Customer A	N/A	N/A	14%
Customer B	28%	20%	12%
Customer C	N/A	10%	N/A
Customer D	12%	15%	10%
Customer E	N/A	20%	17%
	40%	65%	53%

	Accounts receivable
	At December 31,
	2010	2011

Customer A	N/A	N/A
Customer B	23%	N/A
Customer C	18%	16%
Customer D	24%	19%
Customer E	-%	11%
Customer F	10%	N/A
Customer G	N/A	21%
	75%	67%